UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Small Cap Value Fund I
Class A / CSMIX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 64	1.22% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio co mp
osition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax
information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund I
Advisor Class / CVVRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 51	0.97% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund I
Class C / CSSCX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 103	1.97% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund I
Institutional Class / CSCZX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 51	0.97% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund I
Institutional 2 Class / CUURX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.88% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund I
Institutional 3 Class / CSVYX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.83% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund I
Class R / CSVRX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 77	1.47% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Col um
bia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund I
Class S / CSCQX
Semiannual Shareholder Report | October 31, 2024
This
semiannual shareholder report
contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of October 2, 2024 to October 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 7 (a)	0.95% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of t he
Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Small Cap Value Fund I
Semiannual Financial Statements and Additional Information
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Value Fund I | 2024

Portfolio of Investments
October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A(a)	206,700	4,030,650
Entertainment 1.2%
Gaia, Inc.(a)	724,544	3,861,820
IMAX Corp.(a)	288,640	7,013,952
Playstudios, Inc.(a)	1,081,843	1,438,851
Vivid Seats, Inc., Class A(a)	1,278,086	5,201,810
Total		17,516,433
Interactive Media & Services 0.5%
Bumble, Inc., Class A(a)	468,650	3,318,042
Shutterstock, Inc.	134,490	4,315,784
Total		7,633,826
Media 0.9%
Ibotta, Inc.(a)	120,484	8,830,272
Innovid Corp.(a)	2,812,924	5,372,685
Total		14,202,957
Wireless Telecommunication Services 1.3%
Telephone and Data Systems, Inc.	337,841	10,050,770
United States Cellular Corp.(a)	149,815	9,243,585
Total		19,294,355
Total Communication Services		62,678,221
Consumer Discretionary 12.1%
Automobile Components 1.4%
Gentherm, Inc.(a)	113,648	4,767,534
Modine Manufacturing Co.(a)	90,783	10,691,514
Visteon Corp.(a)	65,490	5,910,472
Total		21,369,520
Broadline Retail 0.5%
Articore Group Ltd.(a)	6,119,594	1,349,147
Kohl’s Corp.	329,040	6,080,659
Total		7,429,806
Distributors 0.1%
Educational Development Corp.(a)	387,179	789,845
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 2.1%
American Public Education, Inc.(a)	437,458	6,636,238
Kindercare Learning Cos, Inc.(a)	588,099	17,148,967
Stride, Inc.(a)	84,596	7,891,115
Total		31,676,320
Household Durables 3.4%
Cavco Industries, Inc.(a)	26,687	10,936,199
Century Communities, Inc.	96,580	8,562,783
Hamilton Beach Brands Holding Co.	272,416	7,532,303
iRobot Corp.(a)	303,740	2,651,650
Landsea Homes Corp.(a)	368,532	3,825,362
Legacy Housing Corp.(a)	266,281	6,603,769
Lifetime Brands, Inc.	493,274	2,841,258
Lovesac Co. (The)(a)	144,637	4,217,615
Universal Electronics, Inc.(a)	487,532	4,295,157
Total		51,466,096
Leisure Products 1.5%
Latham Group, Inc.(a)	453,840	2,949,960
Malibu Boats, Inc., Class A(a)	80,995	3,635,056
Polaris, Inc.	114,488	8,003,856
Topgolf Callaway Brands Corp.(a)	787,400	7,645,654
Total		22,234,526
Specialty Retail 1.1%
1-800-Flowers.com, Inc., Class A(a)	311,310	2,590,099
Brilliant Earth Group, Inc., Class A(a)	504,218	781,538
Citi Trends, Inc.(a)	131,128	2,477,008
Lulu’s Fashion Lounge Holdings, Inc.(a)	953,333	1,391,866
National Vision Holdings, Inc.(a)	319,212	3,319,805
ThredUp, Inc., Class A(a)	3,616,335	2,229,470
Zumiez, Inc.(a)	196,560	4,049,136
Total		16,838,922
Textiles, Apparel & Luxury Goods 2.0%
Capri Holdings Ltd.(a)	308,020	6,080,315
Culp, Inc.(a)	331,057	1,757,913
Fossil Group, Inc.(a)	1,545,593	1,962,903
Movado Group, Inc.	240,145	4,435,478
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PVH Corp.	76,210	7,503,636
Steven Madden Ltd.	171,400	7,707,858
Total		29,448,103
Total Consumer Discretionary		181,253,138
Consumer Staples 1.4%
Beverages 0.4%
MGP Ingredients, Inc.	122,214	5,871,161
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	149,465	6,785,711
Food Products 0.2%
Mission Produce, Inc.(a)	298,410	3,521,238
Personal Care Products 0.3%
Honest Co., Inc. (The)(a)	1,189,470	4,424,828
Total Consumer Staples		20,602,938
Energy 5.2%
Energy Equipment & Services 1.9%
DMC Global Inc(a)	98,063	989,456
Natural Gas Services Group, Inc.(a)	378,986	7,416,756
Newpark Resources, Inc.(a)	628,144	4,183,439
Pason Systems, Inc.	508,050	4,915,024
Patterson-UTI Energy, Inc.	1,045,960	8,022,513
Tetra Technologies, Inc.(a)	870,090	2,914,801
Total		28,441,989
Oil, Gas & Consumable Fuels 3.3%
CVR Energy, Inc.	380,090	6,043,431
Delek U.S. Holdings, Inc.	320,880	5,028,189
Kinetik Holdings, Inc.	205,085	9,981,487
Magnolia Oil & Gas Corp., Class A	378,550	9,569,744
Murphy Oil Corp.	360,646	11,353,136
Ring Energy, Inc.(a)	2,664,120	3,942,898
W&T Offshore, Inc.	1,638,820	3,490,687
Total		49,409,572
Total Energy		77,851,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 21.1%
Banks 11.3%
Bank of Marin Bancorp	181,637	4,034,158
BankUnited, Inc.	312,066	11,028,412
Banner Corp.	163,786	10,488,855
Capital Bancorp, Inc.	181,857	4,591,889
Central Pacific Financial Corp.	225,651	6,079,038
CNB Financial Corp.	103,195	2,619,089
Columbia Banking System, Inc.	477,220	13,605,542
Community Trust Bancorp, Inc.	85,643	4,436,307
Community West Bancshares	216,873	4,064,200
First Community Corp.	214,404	5,089,951
First Financial Corp.	105,806	4,545,426
Heritage Financial Corp.	273,760	6,293,742
Hilltop Holdings, Inc.	290,860	8,909,042
HomeStreet, Inc.	367,763	3,330,094
Northrim BanCorp, Inc.	128,492	8,386,673
Popular, Inc.	166,674	14,872,321
Provident Financial Holdings, Inc.	192,828	3,001,368
Riverview Bancorp, Inc.	527,413	2,499,938
Sierra Bancorp	175,760	4,991,584
Southern First Bancshares, Inc.(a)	176,869	6,758,165
Towne Bank	293,644	9,549,303
WaFd, Inc.	310,770	10,559,965
Western New England Bancorp, Inc.	582,243	5,071,337
Zions Bancorp	289,840	15,089,070
Total		169,895,469
Capital Markets 0.9%
StoneX Group, Inc.(a)	144,128	12,977,285
Consumer Finance 0.5%
PROG Holdings, Inc.	186,783	8,156,814
Financial Services 4.6%
Alerus Financial Corp.	241,846	4,892,545
Banco Latinoamericano de Comercio Exterior SA, Class E	185,620	5,934,271
Cass Information Systems, Inc.	70,322	2,908,518
Essent Group Ltd.	331,140	19,871,711
EVERTEC, Inc.	163,040	5,341,190
International Money Express, Inc.(a)	258,083	4,539,680
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Payoneer Global, Inc.(a)	1,595,988	13,757,416
Security National Financial Corp., Class A(a)	295,942	2,858,800
Western Union Co. (The)	828,110	8,910,464
Total		69,014,595
Insurance 2.6%
Global Indemnity Group LLC	210,279	7,145,281
Greenlight Capital Re Ltd., Class A(a)	362,096	4,881,054
Horace Mann Educators Corp.	246,891	9,194,221
Mercury General Corp.	166,716	11,275,003
ProAssurance Corp.(a)	381,161	5,675,487
Total		38,171,046
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Dynex Capital, Inc.	525,110	6,411,593
Orchid Island Capital, Inc.	485,170	3,672,737
Two Harbors Investment Corp.	711,590	8,183,285
Total		18,267,615
Total Financials		316,482,824
Health Care 7.5%
Biotechnology 2.4%
Apellis Pharmaceuticals, Inc.(a)	392,976	10,712,526
BioCryst Pharmaceuticals, Inc.(a)	666,581	5,339,314
Celcuity, Inc.(a)	203,050	3,147,275
Enanta Pharmaceuticals, Inc.(a)	268,432	3,018,518
Lexicon Pharmaceuticals, Inc.(a),(b),(c)	1,911,785	3,727,981
Olema Pharmaceuticals, Inc.(a)	234,460	2,703,324
SpringWorks Therapeutics, Inc.(a)	155,235	4,677,230
uniQure NV(a)	569,830	3,259,427
Total		36,585,595
Health Care Equipment & Supplies 1.2%
Inogen, Inc.(a)	509,608	4,448,878
LivaNova PLC(a)	256,643	13,247,911
Total		17,696,789
Health Care Providers & Services 0.9%
Castle Biosciences, Inc.(a)	159,587	5,532,882
Enhabit, Inc.(a)	283,043	1,950,166
Fulgent Genetics, Inc.(a)	264,689	5,677,579
Total		13,160,627
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.3%
GoodRx Holdings, Inc., Class A(a)	975,430	5,969,632
Teladoc Health, Inc.(a)	1,148,750	10,338,750
TruBridge, Inc.(a)	285,252	3,659,783
Total		19,968,165
Life Sciences Tools & Services 0.3%
Codexis, Inc.(a)	1,535,755	4,822,271
Pharmaceuticals 1.4%
ANI Pharmaceuticals, Inc.(a)	101,844	5,830,060
Perrigo Co. PLC	362,199	9,283,160
Supernus Pharmaceuticals, Inc.(a)	177,825	6,058,498
Total		21,171,718
Total Health Care		113,405,165
Industrials 16.8%
Aerospace & Defense 1.5%
Moog, Inc., Class A	92,195	17,387,977
Triumph Group, Inc.(a)	385,622	5,337,008
Total		22,724,985
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	740,624	4,925,150
Building Products 1.7%
AZZ, Inc.	130,460	9,938,443
UFP Industries, Inc.	126,725	15,503,536
Total		25,441,979
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	614,321	3,010,173
Healthcare Services Group, Inc.(a)	358,119	3,928,565
HNI Corp.	189,560	9,341,517
Total		16,280,255
Electrical Equipment 1.4%
GrafTech International Ltd.(a)	2,344,928	3,986,378
NEXTracker, Inc., Class A(a)	140,820	5,607,452
Shoals Technologies Group, Inc., Class A(a)	854,800	4,624,468
Thermon(a)	222,880	5,841,685
Total		20,059,983
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.6%
Marten Transport Ltd.	396,955	6,144,863
Schneider National, Inc., Class B	327,138	9,251,463
Werner Enterprises, Inc.	244,409	9,016,248
Total		24,412,574
Machinery 3.1%
Energy Recovery, Inc.(a)	248,606	4,440,103
Greenbrier Companies, Inc. (The)	169,020	10,017,815
Hurco Companies, Inc.	201,757	4,238,915
John Bean Technologies Corp.	141,760	15,794,899
Mueller Industries, Inc.	119,060	9,759,348
Stratasys Ltd.(a)	367,563	2,628,076
Total		46,879,156
Marine Transportation 1.7%
Costamare, Inc.	509,085	6,928,647
Kirby Corp.(a)	162,601	18,660,091
Total		25,588,738
Passenger Airlines 0.4%
Sun Country Airlines Holdings, Inc.(a)	394,615	5,544,341
Professional Services 2.9%
Alight, Inc., Class A(a)	1,524,886	10,567,460
IBEX Holdings Ltd.(a)	284,621	5,111,793
Korn/Ferry International	215,915	15,254,395
MAXIMUS, Inc.	82,140	7,100,181
TaskUS, Inc., Class A(a)	468,506	5,921,916
Total		43,955,745
Trading Companies & Distributors 1.1%
BlueLinx Holdings, Inc.(a)	43,877	4,802,776
H&E Equipment Services, Inc.	98,941	5,169,667
Karat Packaging, Inc.	217,768	5,814,406
Total		15,786,849
Total Industrials		251,599,755
Information Technology 9.6%
Communications Equipment 1.3%
Applied Optoelectronics, Inc.(a)	441,530	6,896,699
Lumentum Holdings, Inc.(a)	202,468	12,931,631
Total		19,828,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.4%
Airgain, Inc.(a)	446,737	4,141,252
FARO Technologies, Inc.(a)	249,211	4,371,161
IPG Photonics Corp.(a)	125,157	10,132,711
Luna Innovations, Inc.(a)	1,550,739	2,403,646
Methode Electronics, Inc.	164,742	1,436,550
OSI Systems, Inc.(a)	58,210	7,695,944
Powerfleet, Inc.(a)	1,253,314	6,304,170
SmartRent, Inc.(a)	1,336,396	2,258,509
Vishay Precision Group, Inc.(a)	175,343	4,069,711
Vontier Corp.	225,830	8,373,776
Total		51,187,430
IT Services 0.8%
Kyndryl Holdings, Inc.(a)	512,619	11,733,849
Semiconductors & Semiconductor Equipment 1.7%
Aehr Test Systems(a)	256,451	3,610,830
Cohu, Inc.(a)	230,732	5,749,841
inTEST Corp.(a)	228,550	1,638,704
MagnaChip Semiconductor Corp.(a)	961,370	4,239,642
Navitas Semiconductor Corp.(a)	896,775	2,215,034
Synaptics, Inc.(a)	85,820	5,893,259
Valens Semiconductor Ltd.(a)	939,381	1,737,855
Total		25,085,165
Software 2.1%
Cerence, Inc.(a)	777,684	2,368,048
Clear Secure, Inc., Class A	327,823	12,057,330
Cognyte Software Ltd.(a)	480,514	3,118,536
Expensify, Inc., Class A(a)	1,458,760	2,757,056
Mitek Systems, Inc.(a)	426,841	3,666,564
Red Violet, Inc.(a)	211,033	6,347,873
Upland Software, Inc.(a)	831,550	1,796,148
Total		32,111,555
Technology Hardware, Storage & Peripherals 0.3%
Nano Dimension Ltd., ADR(a)	1,687,031	3,660,857
Total Information Technology		143,607,186
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 8.7%
Chemicals 1.4%
Aspen Aerogels, Inc.(a)	209,803	3,742,886
Chemours Co. LLC (The)	515,086	9,353,962
Tronox Holdings PLC, Class A	714,178	8,655,837
Total		21,752,685
Construction Materials 1.5%
Summit Materials, Inc., Class A(a)	487,678	23,120,814
Containers & Packaging 0.7%
Greif, Inc., Class A	157,319	9,822,998
Metals & Mining 4.7%
Ampco-Pittsburgh Corp.(a)	715,061	1,251,357
Capstone Copper Corp.(a)	1,389,751	9,612,024
Centerra Gold, Inc.	1,071,380	7,571,645
ERO Copper Corp.(a)	268,644	4,933,549
Ferroglobe PLC	1,211,765	5,077,295
Hudbay Minerals, Inc.	926,415	8,310,356
MAG Silver Corp.(a)	455,470	7,798,617
MP Materials Corp.(a)	680,197	12,236,744
Radius Recycling, Inc., Class A	339,164	5,491,065
Torex Gold Resources, Inc.(a)	393,142	8,479,229
Total		70,761,881
Paper & Forest Products 0.4%
Clearwater Paper Corp.(a)	141,083	3,553,881
Glatfelter Corp.(a)	1,193,312	2,159,894
Total		5,713,775
Total Materials		131,172,153
Real Estate 8.2%
Diversified REITs 0.7%
American Assets Trust, Inc.	389,831	10,505,945
Health Care REITs 0.2%
Universal Health Realty Income Trust	88,530	3,502,247
Hotel & Resort REITs 1.1%
Park Hotels & Resorts, Inc.	652,200	9,059,058
RLJ Lodging Trust	847,041	7,496,313
Total		16,555,371
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 1.2%
Brandywine Realty Trust	1,045,740	5,301,902
Highwoods Properties, Inc.	385,510	12,930,005
Total		18,231,907
Real Estate Management & Development 2.1%
Cushman & Wakefield PLC(a)	1,082,910	14,673,430
Douglas Elliman, Inc.(a)	1,857,760	3,734,098
Newmark Group, Inc., Class A	866,620	12,990,634
Total		31,398,162
Retail REITs 1.1%
Macerich Co. (The)	845,430	15,809,541
Specialized REITs 1.8%
Outfront Media, Inc.	648,610	11,519,314
PotlatchDeltic Corp.	366,223	15,223,890
Total		26,743,204
Total Real Estate		122,746,377
Utilities 4.5%
Electric Utilities 1.0%
TXNM Energy, Inc.	354,766	15,446,512
Gas Utilities 2.3%
National Fuel Gas Co.	262,870	15,911,521
RGC Resources, Inc.	254,757	5,214,876
UGI Corp.	551,300	13,181,583
Total		34,307,980
Multi-Utilities 1.2%
Black Hills Corp.	163,973	9,705,562
Northwestern Energy Group, Inc.	151,971	8,124,369
Total		17,829,931
Total Utilities		67,584,423
Total Common Stocks (Cost $1,155,480,373)		1,488,983,741

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(d),(e)	919,165	918,981
Total Money Market Funds (Cost $918,889)		918,981
Total Investments in Securities (Cost: $1,156,399,262)		1,489,902,722
Other Assets & Liabilities, Net		9,122,473
Net Assets		1,499,025,195
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2024, the total value of these securities amounted to $3,727,981, which represents 0.25% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	2,317,044	173,724,532	(175,122,915)	320	918,981	2,413	192,897	919,165
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments (continued)
October 31, 2024 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	62,678,221	—	—	62,678,221
Consumer Discretionary	179,903,991	1,349,147	—	181,253,138
Consumer Staples	20,602,938	—	—	20,602,938
Energy	77,851,561	—	—	77,851,561
Financials	316,482,824	—	—	316,482,824
Health Care	109,677,184	—	3,727,981	113,405,165
Industrials	251,599,755	—	—	251,599,755
Information Technology	143,607,186	—	—	143,607,186
Materials	131,172,153	—	—	131,172,153
Real Estate	122,746,377	—	—	122,746,377
Utilities	67,584,423	—	—	67,584,423
Total Common Stocks	1,483,906,613	1,349,147	3,727,981	1,488,983,741
Money Market Funds	918,981	—	—	918,981
Total Investments in Securities	1,484,825,594	1,349,147	3,727,981	1,489,902,722
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2024

Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,155,480,373)	$1,488,983,741
Affiliated issuers (cost $918,889)	918,981
Receivable for:
Investments sold	8,778,870
Capital shares sold	1,711,984
Dividends	700,557
Expense reimbursement due from Investment Manager	1,032
Prepaid expenses	8,421
Deferred compensation of board members	412,838
Other assets	21,275
Total assets	1,501,537,699
Liabilities
Due to custodian	10,278
Payable for:
Capital shares redeemed	1,771,161
Management services fees	33,230
Distribution and/or service fees	2,156
Transfer agent fees	189,835
Compensation of chief compliance officer	128
Compensation of board members	1,329
Other expenses	51,777
Deferred compensation of board members	452,610
Total liabilities	2,512,504
Net assets applicable to outstanding capital stock	$1,499,025,195
Represented by
Paid in capital	1,147,315,739
Total distributable earnings (loss)	351,709,456
Total - representing net assets applicable to outstanding capital stock	$1,499,025,195
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2024

Statement of Assets and Liabilities (continued)
October 31, 2024 (Unaudited)
Class A
Net assets	$274,821,243
Shares outstanding	6,419,162
Net asset value per share	$42.81
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$45.42
Advisor Class
Net assets	$101,616,435
Shares outstanding	1,929,805
Net asset value per share	$52.66
Class C
Net assets	$8,188,737
Shares outstanding	389,323
Net asset value per share	$21.03
Institutional Class
Net assets	$677,228,350
Shares outstanding	13,423,710
Net asset value per share	$50.45
Institutional 2 Class
Net assets	$177,110,798
Shares outstanding	3,355,654
Net asset value per share	$52.78
Institutional 3 Class
Net assets	$229,587,652
Shares outstanding	4,505,948
Net asset value per share	$50.95
Class R
Net assets	$1,624,295
Shares outstanding	38,315
Net asset value per share	$42.39
Class S
Net assets	$28,847,685
Shares outstanding	571,760
Net asset value per share	$50.45
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2024

Statement of Operations
Six Months Ended October 31, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,225,114
Dividends — affiliated issuers	192,897
Foreign taxes withheld	(79,810)
Total income	13,338,201
Expenses:
Management services fees	5,933,632
Distribution and/or service fees
Class A	345,835
Class C	41,267
Class R	5,223
Transfer agent fees
Class A	202,964
Advisor Class	71,366
Class C	6,053
Institutional Class	510,719
Institutional 2 Class	46,956
Institutional 3 Class	7,058
Class R	1,533
Class S	3,029
Custodian fees	18,537
Printing and postage fees	78,292
Registration fees	95,056
Accounting services fees	15,817
Legal fees	12,376
Interest on interfund lending	6,605
Compensation of chief compliance officer	128
Compensation of board members	12,923
Deferred compensation of board members	5,201
Other	16,093
Total expenses	7,436,663
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(64,692)
Expense reduction	(2,117)
Total net expenses	7,369,854
Net investment income	5,968,347
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,418,968
Investments — affiliated issuers	2,413
Foreign currency translations	1,285
Net realized gain	26,422,666
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	76,612,326
Investments — affiliated issuers	320
Net change in unrealized appreciation (depreciation)	76,612,646
Net realized and unrealized gain	103,035,312
Net increase in net assets resulting from operations	$109,003,659
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2024

Statement of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations
Net investment income	$5,968,347	$8,065,477
Net realized gain	26,422,666	137,668,810
Net change in unrealized appreciation (depreciation)	76,612,646	57,963,093
Net increase in net assets resulting from operations	109,003,659	203,697,380
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,793,611)	(19,412,034)
Advisor Class	(3,286,249)	(4,872,784)
Class C	(691,590)	(850,474)
Institutional Class	(25,395,413)	(37,161,532)
Institutional 2 Class	(5,622,306)	(9,963,763)
Institutional 3 Class	(8,219,551)	(15,230,825)
Class R	(89,505)	(151,163)
Total distributions to shareholders	(55,098,225)	(87,642,575)
Increase in net assets from capital stock activity	58,707,742	35,756,321
Total increase in net assets	112,613,176	151,811,126
Net assets at beginning of period	1,386,412,019	1,234,600,893
Net assets at end of period	$1,499,025,195	$1,386,412,019
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2024 (Unaudited)		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	387,855	16,524,919	714,259	29,248,170
Distributions reinvested	261,726	10,524,001	451,700	17,766,330
Shares redeemed	(597,523)	(25,359,524)	(936,098)	(38,128,779)
Net increase	52,058	1,689,396	229,861	8,885,721
Advisor Class
Shares sold	545,217	28,512,815	990,725	49,160,207
Distributions reinvested	61,703	3,048,768	90,274	4,311,693
Shares redeemed	(275,412)	(14,407,960)	(912,911)	(44,958,200)
Net increase	331,508	17,153,623	168,088	8,513,700
Class C
Shares sold	39,657	825,350	132,340	2,869,204
Distributions reinvested	30,288	600,009	35,801	736,116
Shares redeemed	(52,291)	(1,086,105)	(83,371)	(1,811,367)
Net increase	17,654	339,254	84,770	1,793,953
Institutional Class
Shares sold	1,576,442	78,663,143	5,490,728	263,701,828
Distributions reinvested	449,205	21,265,373	654,723	30,027,425
Shares redeemed	(2,231,239)	(111,726,322)	(6,438,794)	(295,020,058)
Net decrease	(205,592)	(11,797,806)	(293,343)	(1,290,805)
Institutional 2 Class
Shares sold	642,680	33,060,952	981,928	48,790,571
Distributions reinvested	113,451	5,616,940	208,218	9,962,777
Shares redeemed	(369,883)	(19,194,824)	(1,252,629)	(61,868,613)
Net increase (decrease)	386,248	19,483,068	(62,483)	(3,115,265)
Institutional 3 Class
Shares sold	756,068	37,925,456	1,584,197	75,376,383
Distributions reinvested	122,294	5,844,447	247,208	11,435,669
Shares redeemed	(809,730)	(40,489,234)	(1,365,674)	(65,982,091)
Net increase	68,632	3,280,669	465,731	20,829,961
Class R
Shares sold	4,547	192,539	11,953	485,635
Distributions reinvested	2,242	89,327	3,864	150,880
Shares redeemed	(17,828)	(754,567)	(12,281)	(497,459)
Net increase (decrease)	(11,039)	(472,701)	3,536	139,056
Class S
Shares sold	586,222	29,769,917	—	—
Shares redeemed	(14,462)	(737,678)	—	—
Net increase	571,760	29,032,239	—	—
Total net increase	1,211,229	58,707,742	596,160	35,756,321
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2024

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Columbia Small Cap Value Fund I  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2024 (Unaudited)	$41.57	0.12	2.98	3.10	—	(1.86)	(1.86)
Year Ended 4/30/2024	$38.06	(0.04)	6.79	6.75	(0.24)	(3.00)	(3.24)
Year Ended 4/30/2023	$40.91	0.14	(0.69)	(0.55)	(0.13)	(2.17)	(2.30)
Year Ended 4/30/2022	$49.30	0.02	(2.46)	(2.44)	(0.07)	(5.88)	(5.95)
Year Ended 4/30/2021	$26.90	0.19	22.41	22.60	(0.17)	(0.03)	(0.20)
Year Ended 4/30/2020	$36.62	0.18	(8.59)	(8.41)	(0.17)	(1.14)	(1.31)
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$50.65	0.22	3.65	3.87	(0.00)(f)	(1.86)	(1.86)
Year Ended 4/30/2024	$45.73	0.08	8.19	8.27	(0.35)	(3.00)	(3.35)
Year Ended 4/30/2023	$48.60	0.28	(0.78)	(0.50)	(0.20)	(2.17)	(2.37)
Year Ended 4/30/2022	$57.47	0.15	(2.94)	(2.79)	(0.20)	(5.88)	(6.08)
Year Ended 4/30/2021	$31.32	0.37	26.06	26.43	(0.25)	(0.03)	(0.28)
Year Ended 4/30/2020	$42.37	0.30	(9.98)	(9.68)	(0.23)	(1.14)	(1.37)
Class C
Six Months Ended 10/31/2024 (Unaudited)	$21.43	(0.02)	1.48	1.46	—	(1.86)	(1.86)
Year Ended 4/30/2024	$20.98	(0.18)	3.63	3.45	—	(3.00)	(3.00)
Year Ended 4/30/2023	$23.70	(0.08)	(0.47)	(0.55)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$31.15	(0.20)	(1.37)	(1.57)	—	(5.88)	(5.88)
Year Ended 4/30/2021	$17.06	(0.04)	14.16	14.12	—	(0.03)	(0.03)
Year Ended 4/30/2020	$23.72	(0.04)	(5.48)	(5.52)	—	(1.14)	(1.14)
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$48.60	0.21	3.50	3.71	(0.00)(f)	(1.86)	(1.86)
Year Ended 4/30/2024	$44.01	0.08	7.86	7.94	(0.35)	(3.00)	(3.35)
Year Ended 4/30/2023	$46.87	0.27	(0.76)	(0.49)	(0.20)	(2.17)	(2.37)
Year Ended 4/30/2022	$55.63	0.15	(2.82)	(2.67)	(0.21)	(5.88)	(6.09)
Year Ended 4/30/2021	$30.33	0.33	25.25	25.58	(0.25)	(0.03)	(0.28)
Year Ended 4/30/2020	$41.07	0.30	(9.67)	(9.37)	(0.23)	(1.14)	(1.37)
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$50.75	0.24	3.67	3.91	(0.02)	(1.86)	(1.88)
Year Ended 4/30/2024	$45.81	0.13	8.20	8.33	(0.39)	(3.00)	(3.39)
Year Ended 4/30/2023	$48.68	0.32	(0.79)	(0.47)	(0.23)	(2.17)	(2.40)
Year Ended 4/30/2022	$57.55	0.21	(2.94)	(2.73)	(0.26)	(5.88)	(6.14)
Year Ended 4/30/2021	$31.36	0.40	26.11	26.51	(0.29)	(0.03)	(0.32)
Year Ended 4/30/2020	$42.40	0.36	(10.00)	(9.64)	(0.26)	(1.14)	(1.40)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2024 (Unaudited)	$42.81	7.74%	1.23% (c)	1.22% (c),(d)	0.57%	26%	$274,821
Year Ended 4/30/2024	$41.57	18.34%	1.25% (c)	1.25% (c),(d)	(0.09% )	79%	$264,662
Year Ended 4/30/2023	$38.06	(0.90% )	1.24% (c)	1.24% (c),(d)	0.36%	72%	$233,599
Year Ended 4/30/2022	$40.91	(5.94% )	1.26% (c)	1.26% (c),(d)	0.04%	58%	$250,665
Year Ended 4/30/2021	$49.30	84.29%	1.33% (c)	1.31% (c),(d)	0.53%	43%	$286,411
Year Ended 4/30/2020	$26.90	(23.69% )	1.37% (c),(e)	1.32% (c),(d),(e)	0.55%	60%	$152,006
Advisor Class
Six Months Ended 10/31/2024 (Unaudited)	$52.66	7.89%	0.98% (c)	0.97% (c),(d)	0.82%	26%	$101,616
Year Ended 4/30/2024	$50.65	18.62%	1.00% (c)	1.00% (c),(d)	0.16%	79%	$80,948
Year Ended 4/30/2023	$45.73	(0.64% )	0.99% (c)	0.99% (c),(d)	0.61%	72%	$65,398
Year Ended 4/30/2022	$48.60	(5.71% )	1.01% (c)	1.01% (c),(d)	0.28%	58%	$58,696
Year Ended 4/30/2021	$57.47	84.74%	1.08% (c)	1.06% (c),(d)	0.87%	43%	$54,621
Year Ended 4/30/2020	$31.32	(23.49% )	1.12% (c),(e)	1.07% (c),(d),(e)	0.79%	60%	$19,077
Class C
Six Months Ended 10/31/2024 (Unaudited)	$21.03	7.33%	1.98% (c)	1.97% (c),(d)	(0.17% )	26%	$8,189
Year Ended 4/30/2024	$21.43	17.41%	2.01% (c)	2.00% (c),(d)	(0.85% )	79%	$7,965
Year Ended 4/30/2023	$20.98	(1.62% )	1.99% (c)	1.99% (c),(d)	(0.39% )	72%	$6,018
Year Ended 4/30/2022	$23.70	(6.66% )	2.01% (c)	2.01% (c),(d)	(0.71% )	58%	$7,269
Year Ended 4/30/2021	$31.15	82.90%	2.08% (c)	2.05% (c),(d)	(0.19% )	43%	$8,516
Year Ended 4/30/2020	$17.06	(24.24% )	2.12% (c),(e)	2.07% (c),(d),(e)	(0.20% )	60%	$3,178
Institutional Class
Six Months Ended 10/31/2024 (Unaudited)	$50.45	7.89%	0.98% (c)	0.97% (c),(d)	0.83%	26%	$677,228
Year Ended 4/30/2024	$48.60	18.60%	1.00% (c)	1.00% (c),(d)	0.16%	79%	$662,416
Year Ended 4/30/2023	$44.01	(0.64% )	0.99% (c)	0.99% (c),(d)	0.60%	72%	$612,677
Year Ended 4/30/2022	$46.87	(5.70% )	1.01% (c)	1.01% (c),(d)	0.30%	58%	$537,447
Year Ended 4/30/2021	$55.63	84.72%	1.07% (c)	1.05% (c),(d)	0.77%	43%	$440,126
Year Ended 4/30/2020	$30.33	(23.48% )	1.12% (c),(e)	1.07% (c),(d),(e)	0.79%	60%	$106,186
Institutional 2 Class
Six Months Ended 10/31/2024 (Unaudited)	$52.78	7.94%	0.89% (c)	0.88% (c)	0.92%	26%	$177,111
Year Ended 4/30/2024	$50.75	18.74%	0.91% (c)	0.91% (c)	0.26%	79%	$150,708
Year Ended 4/30/2023	$45.81	(0.59% )	0.90% (c)	0.90% (c)	0.68%	72%	$138,905
Year Ended 4/30/2022	$48.68	(5.60% )	0.91% (c)	0.91% (c)	0.39%	58%	$105,229
Year Ended 4/30/2021	$57.55	84.97%	0.95% (c)	0.93% (c)	0.93%	43%	$116,249
Year Ended 4/30/2020	$31.36	(23.39% )	0.98% (c),(e)	0.94% (c),(e)	0.96%	60%	$52,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$49.06	0.25	3.53	3.78	(0.03)	(1.86)	(1.89)
Year Ended 4/30/2024	$44.38	0.14	7.96	8.10	(0.42)	(3.00)	(3.42)
Year Ended 4/30/2023	$47.23	0.33	(0.77)	(0.44)	(0.24)	(2.17)	(2.41)
Year Ended 4/30/2022	$56.01	0.23	(2.84)	(2.61)	(0.29)	(5.88)	(6.17)
Year Ended 4/30/2021	$30.53	0.39	25.43	25.82	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2020	$41.30	0.37	(9.72)	(9.35)	(0.28)	(1.14)	(1.42)
Class R
Six Months Ended 10/31/2024 (Unaudited)	$41.23	0.07	2.95	3.02	—	(1.86)	(1.86)
Year Ended 4/30/2024	$37.79	(0.14)	6.73	6.59	(0.15)	(3.00)	(3.15)
Year Ended 4/30/2023	$40.66	0.04	(0.68)	(0.64)	(0.06)	(2.17)	(2.23)
Year Ended 4/30/2022	$49.08	(0.09)	(2.45)	(2.54)	—	(5.88)	(5.88)
Year Ended 4/30/2021	$26.79	0.11	22.30	22.41	(0.09)	(0.03)	(0.12)
Year Ended 4/30/2020	$36.50	0.10	(8.56)	(8.46)	(0.11)	(1.14)	(1.25)
Class S
Six Months Ended 10/31/2024 (Unaudited)(g)	$50.45	0.00 (f)	0.00 (f)	0.00 (f)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund I  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2024 (Unaudited)	$50.95	7.95%	0.84% (c)	0.83% (c)	0.96%	26%	$229,588
Year Ended 4/30/2024	$49.06	18.81%	0.86% (c)	0.86% (c)	0.30%	79%	$217,677
Year Ended 4/30/2023	$44.38	(0.53% )	0.85% (c)	0.85% (c)	0.74%	72%	$176,273
Year Ended 4/30/2022	$47.23	(5.55% )	0.86% (c)	0.86% (c)	0.44%	58%	$184,850
Year Ended 4/30/2021	$56.01	85.03%	0.90% (c)	0.88% (c)	0.96%	43%	$178,586
Year Ended 4/30/2020	$30.53	(23.34% )	0.93% (c),(e)	0.89% (c),(e)	1.01%	60%	$96,875
Class R
Six Months Ended 10/31/2024 (Unaudited)	$42.39	7.60%	1.48% (c)	1.47% (c),(d)	0.35%	26%	$1,624
Year Ended 4/30/2024	$41.23	18.01%	1.50% (c)	1.50% (c),(d)	(0.34% )	79%	$2,035
Year Ended 4/30/2023	$37.79	(1.14% )	1.49% (c)	1.49% (c),(d)	0.11%	72%	$1,731
Year Ended 4/30/2022	$40.66	(6.17% )	1.51% (c)	1.51% (c),(d)	(0.20% )	58%	$2,003
Year Ended 4/30/2021	$49.08	83.85%	1.58% (c)	1.56% (c),(d)	0.30%	43%	$2,521
Year Ended 4/30/2020	$26.79	(23.87% )	1.62% (c),(e)	1.57% (c),(d),(e)	0.31%	60%	$1,487
Class S
Six Months Ended 10/31/2024 (Unaudited)(g)	$50.45	(0.00% )(f)	0.98% (c)	0.95% (c)	0.04%	26%	$28,848
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements
October 31, 2024 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and

Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting

Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2024 was 0.80% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
Class S	0.16
Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $2,117.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	111,326
Class C	—	1.00 (b)	318

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	1.20	1.27
Advisor Class	0.95	1.02
Class C	1.95	2.02
Institutional Class	0.95	1.02
Institutional 2 Class	0.87	0.93
Institutional 3 Class	0.82	0.88
Class R	1.45	1.52
Class S	0.95	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated

Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,156,399,000	409,947,000	(76,443,000)	333,504,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(5,821,305)	—	(5,821,305)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $396,897,428 and $380,237,113, respectively, for the six months ended October 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,700,000	5.84	15
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2024.
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At October 31, 2024, one unaffiliated shareholders of record owned 28.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Small Cap Value Fund I  | 2024

Notes to Financial Statements (continued)
October 31, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Small Cap Value Fund I  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund I (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Small Cap Value Fund I  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the

Columbia Small Cap Value Fund I  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Value Fund I  | 2024

Columbia Small Cap Value Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR287_04_P01_(12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2024